Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	4,061,882	1,633,394	374,285
Common stock, shares outstanding	4,061,882	1,633,394	374,285
Series Seed Preferred Stock [Member]
Preferred stock, shares authorized	842,405	842,405	275,691
Preferred stock, shares issued	0	0	275,691
Preferred stock, shares outstanding	0	0	275,691
Series A Preferred Stock [Member]
Preferred stock, shares authorized	1,963,877	1,963,877	642,728
Preferred stock, shares issued	0	0	611,944
Preferred stock, shares outstanding	0	0	611,944
Series H Preferred Stock [Member]
Preferred stock, shares authorized	8,500	8,500	8,500
Preferred stock, shares issued	8	8	0
Preferred stock, shares outstanding	8	8	0
Series H-1 Preferred Stock [Member]
Preferred stock, shares authorized	9,488	9,488	9,488
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series H-2 Preferred Stock [Member]
Preferred stock, shares authorized	3,500	3,500	3,500
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series H-3 Preferred Stock [Member]
Preferred stock, shares authorized	8,461	8,461	8,461
Preferred stock, shares issued	2,189	2,189	0
Preferred stock, shares outstanding	2,189	2,189	0
Series H-4 Preferred Stock [Member]
Preferred stock, shares authorized	30,000	30,000	30,000
Preferred stock, shares issued	5,028	26,619	0
Preferred stock, shares outstanding	5,028	26,619	0